Equity and Divestitures - Schedule of Summarized Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mercos [Member]
Schedule of Summarized Statement of Financial Position [Line Items]
Beginning Balance	R$ 3,853
Ending Balance	3,039	3,853
Non-controlling interest arising on disposal of interest on Mercos		4,207
Share of profit for the year	4,359	202
Payment of dividends	(5,173)	(556)
Smart NX [Member]
Schedule of Summarized Statement of Financial Position [Line Items]
Beginning Balance
Ending Balance	1,290
Initial recognition	706
Share of profit for the year	2,490
Payment of dividends	R$ (1,906)